Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2017
Basis of Presentation and General Information
Schedule of the vessel owning companies (the "Danaos Subsidiaries")

As of June 30, 2017, Danaos included the vessel owning companies (the “Danaos Subsidiaries”) listed below. All vessels are container vessels:

Company	Date of Incorporation	Vessel Name	Year Built	TEU(2)
Megacarrier (No. 1) Corp.	September 10, 2007	Hyundai Honour (ex Hyundai Together)	2012	13,100
Megacarrier (No. 2) Corp.	September 10, 2007	Hyundai Respect (ex Hyundai Tenacity)	2012	13,100
Megacarrier (No. 3) Corp.	September 10, 2007	Maersk Enping (ex Hyundai Smart)	2012	13,100
Megacarrier (No. 4) Corp.	September 10, 2007	Maersk Exeter (ex Hyundai Speed)	2012	13,100
Megacarrier (No. 5) Corp.	September 10, 2007	MSC Ambition (ex Hyundai Ambition)	2012	13,100
CellContainer (No. 6) Corp.	October 31, 2007	Express Berlin	2011	10,100
CellContainer (No. 7) Corp.	October 31, 2007	Express Rome	2011	10,100
CellContainer (No. 8) Corp.	October 31, 2007	Express Athens	2011	10,100
Karlita Shipping Co. Ltd.	February 27, 2003	CSCL Pusan	2006	9,580
Ramona Marine Co. Ltd.	February 27, 2003	CSCL Le Havre	2006	9,580
Teucarrier (No. 5) Corp.	September 17, 2007	CMA CGM Melisande	2012	8,530
Teucarrier (No. 1) Corp.	January 31, 2007	CMA CGM Attila	2011	8,530
Teucarrier (No. 2) Corp.	January 31, 2007	CMA CGM Tancredi	2011	8,530
Teucarrier (No. 3) Corp.	January 31, 2007	CMA CGM Bianca	2011	8,530
Teucarrier (No. 4) Corp.	January 31, 2007	CMA CGM Samson	2011	8,530
Oceanew Shipping Ltd.	January 14, 2002	Europe	2004	8,468
Oceanprize Navigation Ltd.	January 21, 2003	CSCL America	2004	8,468
Boxcarrier (No. 2) Corp.	June 27, 2006	CMA CGM Musset(1)	2010	6,500
Boxcarrier (No. 3) Corp.	June 27, 2006	CMA CGM Nerval(1)	2010	6,500
Boxcarrier (No. 4) Corp.	June 27, 2006	CMA CGM Rabelais(1)	2010	6,500
Boxcarrier (No. 5) Corp.	June 27, 2006	CMA CGM Racine(1)	2010	6,500
Boxcarrier (No. 1) Corp.	June 27, 2006	CMA CGM Moliere(1)	2009	6,500
Expresscarrier (No. 1) Corp.	March 5, 2007	YM Mandate	2010	6,500
Expresscarrier (No. 2) Corp.	March 5, 2007	YM Maturity	2010	6,500
Actaea Company Limited	October 14, 2014	Performance	2002	6,402
Asteria Shipping Company Limited	October 14, 2014	Priority	2002	6,402
Wellington Marine Inc.	January 27, 2005	YM Singapore	2004	4,300
Continent Marine Inc.	March 22, 2006	Zim Monaco	2009	4,253
Medsea Marine Inc.	May 8, 2006	Zim Dalian (ex OOCL Novorossiysk)	2009	4,253
Blacksea Marine Inc.	May 8, 2006	Zim Luanda	2009	4,253
Bayview Shipping Inc.	March 22, 2006	Zim Rio Grande	2008	4,253
Channelview Marine Inc.	March 22, 2006	Zim Sao Paolo	2008	4,253
Balticsea Marine Inc.	March 22, 2006	Zim Kingston (ex OOCL Istanbul)	2008	4,253
Seacarriers Services Inc.	June 28, 2005	YM Seattle	2007	4,253
Seacarriers Lines Inc.	June 28, 2005	YM Vancouver	2007	4,253
Containers Services Inc.	May 30, 2002	Deva	2004	4,253
Containers Lines Inc.	May 30, 2002	Derby D	2004	4,253
Boulevard Shiptrade S.A.	September 12, 2013	Dimitris C	2001	3,430
CellContainer (No. 4) Corp.	March 23, 2007	Express Spain	2011	3,400
CellContainer (No. 5) Corp.	March 23, 2007	Express Black Sea	2011	3,400
CellContainer (No. 1) Corp.	March 23, 2007	Express Argentina	2010	3,400
CellContainer (No. 2) Corp.	March 23, 2007	Express Brazil	2010	3,400
CellContainer (No. 3) Corp.	March 23, 2007	Express France	2010	3,400
Auckland Marine Inc.	January 27, 2005	Colombo	2004	3,314
Vilos Navigation Company Ltd.	May 30, 2013	MSC Zebra	2001	2,602
Trindade Maritime Company	April 10, 2013	Amalia C	1998	2,452
Sarond Shipping Inc.	January 18, 2013	Danae C	2001	2,524
Speedcarrier (No. 7) Corp.	December 6, 2007	Hyundai Highway	1998	2,200
Speedcarrier (No. 6) Corp.	December 6, 2007	Hyundai Progress	1998	2,200
Speedcarrier (No. 8) Corp.	December 6, 2007	Hyundai Bridge	1998	2,200
Speedcarrier (No. 1) Corp.	June 28, 2007	Vladivostok (ex Hyundai Vladivostok)	1997	2,200
Speedcarrier (No. 2) Corp.	June 28, 2007	Advance (ex Hyundai Advance)	1997	2,200
Speedcarrier (No. 3) Corp.	June 28, 2007	Stride (ex Hyundai Stride)	1997	2,200
Speedcarrier (No. 5) Corp.	June 28, 2007	Hyundai Future	1997	2,200
Speedcarrier (No. 4) Corp.	June 28, 2007	Hyundai Sprinter	1997	2,200

(1)

Vessel subject to charterer’s option to purchase vessel after first eight years of time charter term for $78.0 million, which will fall in September 2017, March 2018, May 2018, July 2018 and August 2018, respectively. Each such option was exercisable 15 months in advance of these dates. None of these options were exercised.

(2)	Twenty-feet equivalent unit, the international standard measure for containers and containership capacity.